Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Capitalizes property and equipment cost	$ 1,000
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years